Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ (18,512,026)	$ (22,258,613)	$ 25,338,324
Derivatives not designated as hedges [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	0	2,007,393	(1,976,241)
Derivatives not designated as hedges [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(1,460,990)	374,112	(779,950)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(2,762,358)	2,329,051	(3,771,604)
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(2,447,050)	(2,210,301)	5,255,931
Derivatives not designated as hedges [member] | Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	49	185	673
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(16,019,238)	(21,902,567)	27,747,290
Derivatives not designated as hedges [member] | Natural gas swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	2	117	1,780
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	(574,338)	286,059	(34,306)
Derivatives not designated as hedges [member] | Others [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives		0	$ (1,105,249)
Derivatives not designated as hedges [member] | Embedded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Net gain loss on derivatives	$ 4,751,897	$ (3,142,662)